Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Finance Lease, Liability, Fiscal Year Maturity

Maturity of Lease Liabilities	Operating Lease Liabilities
2022	$150,000
2023	200,000
2024	200,000
2025	183,337
Total undiscounted operating lease payments	$733,337
Less: Imputed interest	95,533
Present value of operating lease liabilities	$637,805
Short-term portion	177,453
Long term portion	460,352

Weighted average remaining lease term in years	4.9
Weighted average discount rate	6.50%